Real Estate Real Estate (Details 13) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Deferred Leasing Costs	$ 1,207	$ 0
Disposal Group, Including Discontinued Operation, Deferred Rent	270	31
Disposal Group, Including Discontinued Operation, Property, Plant and Equipment, Accumulated Depreciation	1,445	351
Assets of Disposal Group, Including Discontinued Operation	14,006	13,580
Disposal Group, Including Discontinued Operation, Long-Term Debt	0	13,692
Disposal Group, Including Discontinued Operation, Restricted Reserves	9	559
Disposal Group, Including Discontinued Operation, Accounts Payable and Accrued Liabilities	483	585
Disposal Group, Including Discontinued Operation, Due to Related Party	13	19
Liabilities of Disposal Group, Including Discontinued Operation	505	14,855
Land
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Property, Plant and Equipment	2,103	2,103
Buildings
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Property, Plant and Equipment	9,389	9,389
Tenant origination and absorption cost
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Property, Plant and Equipment	2,293	2,293
Above Market Leases
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Property, Plant and Equipment	115	115
Construction in Progress
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Property, Plant and Equipment	$ 74	$ 0